Transamerica International Stock

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Australia - 4.6%
AGL Energy Ltd.	180,128	$ 1,125,180
ANZ Group Holdings Ltd.	64,552	1,274,399
Aristocrat Leisure Ltd.	74,348	3,346,493
BlueScope Steel Ltd.	95,954	1,465,773
CSL Ltd.	7,039	1,225,447
Evolution Mining Ltd.	1,012,578	4,626,713
Goodman Group, REIT	77,407	1,750,051
Macquarie Group Ltd.	15,972	2,231,277
Northern Star Resources Ltd.	214,692	2,148,221
Qantas Airways Ltd.	647,591	4,523,815
South32 Ltd.	326,345	616,593
		24,333,962
Belgium - 0.3%
Anheuser-Busch InBev SA	23,674	1,388,661
Denmark - 2.1%
Danske Bank AS	124,696	4,966,297
Genmab AS (A)	7,162	1,574,036
Novo Nordisk AS, Class B	88,549	4,257,717
		10,798,050
Finland - 0.6%
Nokia OYJ (B)	501,890	2,055,050
UPM-Kymmene OYJ (B)	35,938	933,033
		2,988,083
France - 7.9%
BNP Paribas SA	21,033	1,921,668
Cie de Saint-Gobain SA	26,811	3,068,849
Credit Agricole SA	71,746	1,322,305
Eiffage SA	27,814	3,734,366
Engie SA	114,184	2,556,618
Hermes International SCA	604	1,482,651
L'Oreal SA	7,238	3,216,032
LVMH Moet Hennessy Louis Vuitton SE	1,532	825,818
Renault SA	74,297	2,773,406
Safran SA	5,354	1,768,840
Sanofi SA	37,731	3,394,740
Societe Generale SA	117,842	7,525,569
TotalEnergies SE	57,863	3,435,048
Unibail-Rodamco-Westfield, REIT (A)	30,035	2,921,680
Veolia Environnement SA (B)	49,901	1,691,326
		41,638,916
Germany - 10.9%
Allianz SE	3,026	1,198,975
Bayer AG	81,147	2,532,745
Bayerische Motoren Werke AG	28,501	2,728,224
Deutsche Bank AG	182,573	6,039,089
Deutsche Telekom AG	186,576	6,702,735
E.ON SE	216,428	3,940,686
Fresenius SE & Co. KGaA	41,328	1,979,924
Infineon Technologies AG	64,480	2,548,601
MTU Aero Engines AG	6,624	2,858,929
Rheinmetall AG	3,388	6,710,109
SAP SE	37,590	10,758,740
	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Siemens AG	29,523	$ 7,577,248
Vonovia SE	58,658	1,826,136
		57,402,141
Hong Kong - 1.6%
AIA Group Ltd.	397,200	3,713,946
CLP Holdings Ltd.	96,000	833,427
Hong Kong Exchanges & Clearing Ltd.	43,000	2,338,981
Jardine Matheson Holdings Ltd.	23,500	1,281,455
		8,167,809
Ireland - 0.2%
DCC PLC	15,929	1,001,344
Israel - 0.9%
Teva Pharmaceutical Industries Ltd., ADR (A)	310,463	4,796,653
Italy - 3.0%
ENEL SpA	339,023	2,991,843
Ferrari NV	3,496	1,537,206
Intesa Sanpaolo SpA	1,222,570	7,387,564
Leonardo SpA	73,649	3,972,958
		15,889,571
Japan - 22.4%
Asahi Group Holdings Ltd.	260,200	3,311,166
Chugoku Electric Power Co., Inc. (B)	169,100	921,079
Dai-ichi Life Holdings, Inc.	331,500	2,645,625
Daiichi Sankyo Co. Ltd.	80,500	1,985,809
Daiwa House Industry Co. Ltd.	98,700	3,275,164
Disco Corp.	7,200	2,174,801
FUJIFILM Holdings Corp.	290,100	6,071,324
Fujitsu Ltd.	216,500	4,744,910
Honda Motor Co. Ltd.	253,500	2,637,543
ITOCHU Corp.	121,900	6,412,684
Japan Tobacco, Inc.	59,300	1,697,993
JFE Holdings, Inc.	153,800	1,784,304
KDDI Corp.	428,300	7,059,282
Marubeni Corp.	270,100	5,575,738
Mitsubishi Corp.	66,900	1,325,578
Mitsubishi UFJ Financial Group, Inc.	400,100	5,599,543
Mitsui & Co. Ltd.	125,500	2,579,907
Mizuho Financial Group, Inc.	89,490	2,659,776
MS&AD Insurance Group Holdings, Inc.	77,500	1,667,175
Murata Manufacturing Co. Ltd.	60,300	906,699
NEC Corp.	165,200	4,819,064
Nintendo Co. Ltd.	50,900	4,283,296
Nomura Holdings, Inc.	575,300	3,834,062
NTT, Inc.	3,694,200	3,740,745
Otsuka Holdings Co. Ltd.	87,000	4,213,269
Recruit Holdings Co. Ltd.	40,300	2,419,069
Renesas Electronics Corp.	93,300	1,154,495
Sekisui Chemical Co. Ltd.	182,000	3,177,155
SoftBank Group Corp.	23,300	1,824,755
Sony Group Corp.	187,300	4,573,200
Sumitomo Corp.	178,800	4,576,711
Sumitomo Mitsui Financial Group, Inc.	223,400	5,710,922
Suzuki Motor Corp.	196,300	2,169,323
Transamerica Funds

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Takeda Pharmaceutical Co. Ltd.	37,700	$ 1,050,000
Tokyo Electron Ltd.	8,300	1,504,237
Toyota Motor Corp.	203,300	3,635,268
		117,721,671
Netherlands - 4.9%
ASM International NV	3,064	1,494,811
ASML Holding NV	13,664	9,560,283
Koninklijke Ahold Delhaize NV (B)	68,541	2,706,376
Koninklijke Philips NV (B)	87,002	2,293,521
NN Group NV	45,213	3,052,482
Prosus NV	79,428	4,553,914
Stellantis NV	214,411	1,899,495
		25,560,882
New Zealand - 0.5%
Xero Ltd. (A)	23,711	2,757,903
Portugal - 0.3%
EDP SA	367,102	1,586,094
Singapore - 3.6%
DBS Group Holdings Ltd.	254,080	9,375,364
Oversea-Chinese Banking Corp. Ltd.	445,400	5,787,044
United Overseas Bank Ltd.	132,400	3,690,354
		18,852,762
Spain - 4.7%
Banco Bilbao Vizcaya Argentaria SA	195,307	3,263,025
Banco Santander SA	1,349,136	11,602,676
Iberdrola SA	414,252	7,258,987
Redeia Corp. SA (B)	79,419	1,536,228
Repsol SA	57,540	872,026
		24,532,942
Sweden - 1.3%
Alfa Laval AB	50,428	2,197,057
Assa Abloy AB, Class B (B)	75,103	2,484,189
SKF AB, B Shares (B)	103,376	2,415,108
		7,096,354
Switzerland - 6.7%
ABB Ltd.	64,698	4,263,019
Alcon AG	38,961	3,444,972
Holcim AG	36,165	2,893,200
Nestle SA	22,382	1,959,200
Novartis AG	65,015	7,539,259
Roche Holding AG	20,613	6,524,595
UBS Group AG	230,177	8,626,147
		35,250,392
United Kingdom - 19.1%
3i Group PLC	187,637	10,286,293
AstraZeneca PLC	30,799	4,606,002
BAE Systems PLC	128,250	3,055,495
Barclays PLC	1,780,576	8,731,184
BP PLC	371,634	1,986,506
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
British American Tobacco PLC	69,798	$ 3,724,020
Coca-Cola Europacific Partners PLC	50,860	4,929,351
Compass Group PLC	73,020	2,569,962
GSK PLC	117,733	2,204,764
Halma PLC	52,398	2,250,365
HSBC Holdings PLC	804,093	9,799,446
Imperial Brands PLC	131,703	5,137,997
Lloyds Banking Group PLC	2,396,064	2,461,873
Marks & Spencer Group PLC	280,583	1,289,521
NatWest Group PLC	363,942	2,532,973
RELX PLC	67,895	3,529,235
Rio Tinto PLC	38,266	2,275,888
Rolls-Royce Holdings PLC	746,371	10,566,647
Sage Group PLC	129,402	2,084,916
Shell PLC	107,852	3,861,405
SSE PLC	82,132	2,005,024
Standard Chartered PLC	212,870	3,824,729
Unilever PLC	88,398	5,146,023
Vodafone Group PLC	1,233,119	1,335,711
		100,195,330
United States - 0.3%
Amrize Ltd. (A)	36,165	1,828,175
Total Common Stocks (Cost $396,162,401)		503,787,695
EXCHANGE-TRADED FUND - 2.0%
United States - 2.0%
iShares MSCI EAFE ETF (C)	$ 119,189	10,431,421
Total Exchange-Traded Fund (Cost $10,536,579)		10,431,421
PREFERRED STOCK - 0.6%
Germany - 0.6%
Volkswagen AG
6.91% (D)	31,105	3,269,985
Total Preferred Stock (Cost $4,115,866)		3,269,985

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
Fixed Income Clearing Corp., 1.80% (D), dated 07/31/2025, to be repurchased at $10,951,955 on 08/01/2025. Collateralized by a U.S. Government Obligation, 3.75% due 04/30/2027, and with a value of $11,170,604.	$ 10,951,407	10,951,407
Total Repurchase Agreement (Cost $10,951,407)		10,951,407
Total Investments (Cost $421,766,253)		528,440,508
Net Other Assets (Liabilities) - (0.6)%		(3,044,266)
Net Assets - 100.0%		$ 525,396,242
Transamerica Funds

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$9,726,004	$494,061,691	$—	$503,787,695
Exchange-Traded Fund	10,431,421	—	—	10,431,421
Preferred Stock	—	3,269,985	—	3,269,985
Repurchase Agreement	—	10,951,407	—	10,951,407
Total Investments	$20,157,425	$508,283,083	$—	$528,440,508
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $10,584,903, collateralized by non-cash collateral, such as U.S.
government securities of $11,146,645. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	The shareholder reports for the iShares ETFs can be found at the following location: https://blackrock.com/fundreports.
(D)	Rate disclosed reflects the yield at July 31, 2025.
(E)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica International Stock

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica International Stock (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica International Stock

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds